Consolidated and Combined Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Unrecognized gain (loss) on derivatives, tax	$ 0.1	$ 0	$ 0	$ 0	$ 0
Unrecognized gain (loss) on benefit plans, tax	$ 0.1	$ 0	$ (23.9)	$ 4.6	$ (4.5)